Operating Cost and Expenses	6 Months Ended
Jun. 30, 2023
Operating Cost and Expenses [Abstract]
OPERATING COST AND EXPENSES

NOTE 16 — OPERATING COST AND EXPENSES

Commission Expense

Pursuant to the terms of respective contracts, commission expense represents certain premiums from insurance or investment products paid to agents. Commission rates vary by market due to local practice, competition, and regulations. The Company charged commission expense on a systematic basis that is consistent with the revenue recognition.

During the three months ended June 30, 2023 and 2022, the Company recorded $11,984,437 and $2,480,271 commission expenses, respectively.

During the six months ended June 30, 2023 and 2022, the Company recorded $19,279,929 and $3,181,313 commission expenses, respectively.

Personnel and Benefit Expense

Personnel and benefit expense mainly consisted of salaries and bonus paid and payable to the employees of the Company. During the six months ended June 30, 2023, the Company reversed the annual bonus of $3.8 million that was already accrued for the year ended December 31, 2022.

During the three months ended June 30, 2023 and 2022, the Company recorded $5,302,270 and $3,404,039 personnel and benefit expense, respectively.

During the six months ended June 30, 2023 and 2022, the Company recorded $14,907,460 and $5,409,018 personnel and benefit expense, respectively.

Other General and Administrative Expenses

The Company incurred different types of expenditures under other general and administrative expenses. They primarily consist of depreciation of property and equipment, legal and professional fees and management fee expenses which are allocated for certain corporate office expenses.

During the three months ended June 30, 2023 and 2022, the Company recorded $8,655,884 and $1,173,217 other general and administrative expenses, respectively.

During the six months ended June 30, 2023 and 2022, the Company recorded $14,511,705 and $2,081,618 other general and administrative expenses, respectively.